Segment Information	12 Months Ended
Dec. 31, 2022
Segment Information
11.
SEGMENT INFORMATION

The Company presents segment information after elimination of inter-company transactions. In general, revenues, cost of revenues and operating expenses are directly attributable, or are allocated, to each segment. The Company allocates cost of revenues and operating expenses that are not directly attributable to a specific segment, such as those that support infrastructure across different segments, to different segments mainly on the basis of usage, revenue or headcount, depending on the nature of the relevant cost of revenues and operating expenses. The Company’s CODM evaluates performance based on each reporting segment’s revenues and operating income (loss), furthermore, the Company does not allocate assets to its segments as the CODM does not evaluate the performance of segments using asset information.

The following tables present the summary of each segment’s revenues, operating income (loss) which were considered as segment operating performance measure, for the years ended December 31, 2020, 2021 and 2022:

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Revenues:
Internet business	1,380,906	653,759	697,387	101,112
AI and others	171,739	130,857	186,679	27,066
Total revenues	1,552,645	784,616	884,066	128,178
Operating income (loss):
Internet business	147,070	(14,178)	(369)	(53)
AI and others	(597,203)	(208,243)	(217,359)	(31,515)
Unallocated expenses(i)	(80,982)	(7,150)	(7,863)	(1,139)
Total operating loss	(531,115)	(229,571)	(225,591)	(32,707)

(i)
Share-based compensation were not allocated to segments.